Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalent		$ 300,122	$ 221,760	$ 810,371
Accounts receivable, net		840,924	1,236,248	3,555,332
Inventories, net		4,650,664	5,046,084	8,802,062
Prepayments and other current assets		152,521	139,734	133,650
Loans receivable - related parties				132,913
Total Current Assets		6,224,532	7,409,495	13,447,632
NON-CURRENT ASSETS
Accounts receivable, net of current portion				138,613
Security deposit		27,633	47,633	66,720
Right-of-use assets, net		388,210	503,089	973,147
Cost method investment		1,000,000	1,000,000
Property and equipment, net		4,366,412	4,406,272	4,588,433
Deferred offering costs			833,932	395,000
Deferred tax asset, net				215,937
Goodwill				1,023,533
Total Assets		12,006,787	14,200,421	20,849,015
CURRENT LIABILITIES
Short-term loans		2,162,493	509,443	1,453,464
Current portion of long-term debts		276,640	268,805	110,810
Accounts payable		7,383,465	8,034,044	2,335,069
Other payables and accrued liabilities		2,905,171	1,351,951	604,972
Operating lease liabilities - current		368,003	359,459	468,425
Tax accrual		366,811	340,628	399,187
Deferred income - Contract liabilities		222,404	118,909	808,118
Total Current Liabilities		17,594,778	14,782,522	16,721,642
NON-CURRENT LIABILITIES
Long-term debts, net of current portion		5,907,517	5,979,939	2,967,218
Operating lease liabilities, net of current portion		62,762	157,897	542,709
Total Non-Current Liabilities		5,970,279	6,137,836	3,509,927
Total Liabilities		23,565,057	20,920,358	20,231,569
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Preferred Stock value
Common Stock value	[1]	2,630	2,227	2,227
Additional paid-in capital		1,698,670	1,526,773	1,526,773
Accumulated deficit		(13,258,545)	(8,247,862)	(909,691)
Accumulated other comprehensive loss		(1,025)	(1,075)	(1,863)
Total Stockholders’ Deficit		(11,558,270)	(6,719,937)	617,446
Total Liabilities and Stockholders’ Deficit		12,006,787	14,200,421	20,849,015
Related Party
Current Assets
Accounts receivable - related parties, net		280,301	305,669
Prepayments and other current assets				13,304
Loans receivable - related parties			460,000
CURRENT LIABILITIES
Short-term loans - related parties		908,255	783,255	710,000
Accounts payable - related parties		2,728,074	2,758,074	9,605,523
Other payables - related parties		$ 273,462	$ 257,954	$ 226,074

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024